UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10083
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                   Excelsior Directional Hedge Fund of Funds, LLC
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               (Exact name of registrant as specified in charter)

                               225 High Ridge Road
                               Stamford, CT 06905

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              (Address of principal executive offices) (Zip code)

                     U.S. Trust Hedge Fund Management, Inc.
                               225 High Ridge Road
                               Stamford, CT 06905
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                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (203) 352-4497
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                       Date of fiscal year end: March 31
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                    Date of reporting period: December 31, 2006
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ITEM 1.   SCHEDULE OF INVESTMENTS
                                  Excelsior Directional Hedge Fund of Funds, LLC
                                             Schedule of Investments (Unaudited)
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                                                               December 31, 2006

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

                                                                                   % of     % Ownership     First
                                              First                              Members'        of       Available
                                           Acquisition                Fair       Equity -    Investment  Redemption
Investment Funds                              Date       Cost        Value     Net Assets      Funds        Date*     Liquidity**
------------------------------------------------------------------------------------------------------------------------------------
Hedged Long/Short Equity Funds
------------------------------
Basix Capital Fund, L.P.                   7/1/2004  $  8,500,000   $ 10,357,885    3.48%       10.94%     N/A             Quarterly
Foundation Partners, L.P.                  7/1/2002     8,000,000     10,415,808    3.50%        8.16%     N/A             Quarterly
Scopia PX, LLC                             9/1/2005     9,000,000      9,965,042    3.35%        5.95%     N/A             Quarterly
Spring Point Opportunity Partners, L.P.    7/1/2006    17,610,520     19,844,199    6.67%        9.06%     N/A             Quarterly
Swiftcurrent Partners, L.P.               10/1/2000     8,550,000     13,526,887    4.55%        1.84%     N/A              Annually
Tonga Partners, L.P.                      10/1/2000     4,060,553     10,474,004    3.52%        3.79%     N/A         Semi-annually
                                                     ------------------------------------
    Strategy Total                                     55,721,073     74,583,825   25.07%
                                                     ------------------------------------
Opportunistic Long/Short Equity Funds (Global/International)
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
AKO Partners, L.P.                        10/1/2005    14,500,000     18,320,646    6.16%        7.84%     N/A             Quarterly
Delta Fund Europe, L.P.                    5/1/2006    14,000,000     13,177,743    4.43%        2.53%   6/30/2008         Quarterly
Indus Asia Pacific Fund, L.P.              3/1/2004     6,000,000      8,704,308    2.93%        2.12%     N/A             Quarterly
Indus Event Driven Fund, L.P.              6/1/2005     9,000,000      9,933,538    3.34%       10.36%     N/A             Quarterly
Indus Japan Fund, L.P.                     3/1/2004     6,000,000      9,139,414    3.07%        2.56%     N/A             Quarterly
                                                     ------------------------------------
    Strategy Total                                     49,500,000     59,275,649   19.93%
                                                     ------------------------------------
Opportunistic Long/Short Equity Funds (U.S. Only)
-------------------------------------------------
Alson Signature Fund I, L.P.              10/1/2002             0      3,663,912    1.23%        2.50%     N/A             Quarterly
Alson Signature Fund, L.P.                 9/1/2006     5,000,000      5,240,670    1.76%        1.72%     N/A             Quarterly
Cadmus Capital Partners (QP), L.P.         7/1/2003    12,500,000     14,081,550    4.73%        5.89%     N/A             Quarterly
Quaker Capital Partners I, L.P.            1/1/2001     3,164,863     10,698,040    3.60%        2.92%     N/A              Annually
Seminole Capital Partners, L.P.            9/1/2005    17,200,000     20,421,595    6.87%        3.02%     N/A         Semi-annually
                                                     ------------------------------------
    Strategy Total                                     37,864,863     54,105,767   18.19%
                                                     ------------------------------------
Hedged Sector Funds
-------------------
Coatue Qualified Partners, L.P.            1/1/2002     6,000,000     10,715,105    3.60%        3.64%     N/A             Quarterly
Durus Life Sciences Fund, LLC              1/1/2001       586,983        315,518    0.11%        2.05%     N/A                   (1)
Endicott Partners II, L.P.                 1/1/2003     6,500,000      8,187,516    2.75%        6.50%     N/A         Semi-annually
Longbow Partners, L.P.                     5/1/2004    16,200,000     20,058,905    6.74%        6.82%     N/A             Quarterly
Sivik Global Healthcare Partners, L.P.    11/1/2003     3,000,000      5,170,528    1.74%        4.27%     N/A         Semi-annually
                                                     ------------------------------------
    Strategy Total                                     32,286,983     44,447,572   14.94%
                                                     ------------------------------------
Arbitrage/Distressed Funds
--------------------------
Canyon Value Realization Fund, L.P.        7/1/2003    11,400,000     16,104,546    5.42%        0.74%     N/A              Annually
Farallon Capital Partners, L.P.           11/1/2004    22,000,000     27,647,194    9.30%        0.43%     N/A              Annually
JMG Capital Partners, L.P.                10/1/2000     5,591,605     11,412,339    3.84%        1.82%     N/A             Quarterly
Polygon Global Opportunities Fund, L.P.    8/1/2006    15,600,000     17,159,551    5.77%        2.03%     N/A             Quarterly
                                                     ------------------------------------
    Strategy Total                                     54,591,605     72,323,630   24.33%
                                                     ------------------------------------

Total investments in Investment Funds                $229,964,524    304,736,441  102.46%
                                                     ============
Other Assets, Less Liabilities                                        (7,343,261)  (2.46)%
                                                                    ----------------------
Members' Equity - Net Assets                                        $297,393,180   100.00%
                                                                    ======================

*  From original investment date.        N/A   Initial lock-up period has either
                                               expired prior to December 31,
** Available frequency of redemptions          2006 or Investment Fund did not
   after initial lock-up period.               have an initial lock-up period.
                                               However, specific redemption
                                               restrictions may apply.
                                         (1)   The Investment Fund is currently
                                               in liquidation and has eliminated
                                               partner withdrawal rights.



ITEM 2.   CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer and persons performing similar functions that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the persons that perform similar functions as the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed as
Exhibit I and Exhibit II herewith.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Directional Hedge Fund of Funds, LLC
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By (Signature and Title)*   /s/ Spencer Boggess
                         -------------------------------------------------
                           Spencer Boggess, Principal Executive Officer
Date March 1, 2007
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant) Excelsior Directional Hedge Fund of Funds, LLC
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By (Signature and Title)*   /s/ Robert F. Aufenanger
                         ------------------------------------------------
                           Robert F. Aufenanger, Principal Financial Officer
Date March 1, 2007
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